PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Development and Production Assets	Processing and Other Equipment	Total
Cost or deemed cost
Balance at January 1, 2022	$197,116	$1,379	$198,495
Additions (a)	37,112	5	37,118
Disposals	(102)	(6)	(108)
Balance at December 31, 2022	$234,126	$1,378	$235,504
Additions (b)	53,713	60	53,774
Balance at December 31, 2023	$287,839	$1,438	$289,277

Accumulated depletion and depreciation
Balance at January 1, 2022	$50,095	$1,324	$51,419
Depletion and depreciation	7,515	16	7,531
Balance at December 31, 2022	$57,610	$1,340	$58,950
Depletion and depreciation	14,137	29	14,166
Balance at December 31, 2023	$71,747	$1,369	$73,116

Net book value
At December 31, 2022	$176,516	$38	$176,554
At December 31, 2023	$216,092	$69	$216,161

(a)	Includes non-cash additions of $29 from capitalized stock-based compensation and $(4) from assets related to ARO liabilities.
(b)	Includes non-cash additions of $140 from capitalized stock-based compensation and $462 from assets related to ARO liabilities.